Real Estate Securities - Summary of Changes in Fair Value of CMBS Investments (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fair Value		$ 171,136	$ 386,316
CLOs
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		123,444	330,000
Credit Loss Allowance		0	0
Unrealized Gain		0	1
Unrealized Loss		(4,888)	(881)
Fair Value		118,556	329,120
SASB
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		55,948	57,294
Credit Loss Allowance		0	0
Unrealized Gain		0	0
Unrealized Loss		(3,368)	(98)
Fair Value		52,580	57,196
CMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 0	179,392	387,294
Credit Loss Allowance		0	0
Unrealized Gain		0	1
Unrealized Loss		(8,256)	(979)
Fair Value		$ 171,136	$ 386,316